Related party transactions (Details 1) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Due to related parties	$ 3,892,013	$ 293,919
Centurynew USA Inc [Member]
Due to related parties	3,600,008	0
Zhejiang Tantech Bamboo Technology Co., Limited [Member]
Due to related parties	64,232	52,146
Yefang Zhango [Member]
Due to related parties	$ 227,773	$ 241,773